FINANCIAL INSTRUMENTS - RISK MANAGEMENT	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS-RISK MANAGEMENT:
NOTE 14 - FINANCIAL INSTRUMENTS – RISK MANAGEMENT:

The Company’s activities expose it to various financial risks, such as market risk, including currency risk, credit risk and liquidity risk. The Company’s overall risk management plan focuses on minimizing possible adverse effects on the Company’s financial performance.

Risk management is performed by the CFO, which includes examining certain exposures to risks, such as exchange rate risk, credit risk. In 2022, the Company did not use derivative financial instruments to hedge its operations.

Credit risk:

Credit risk is created when the failure of parties against the fulfillment of their obligations may reduce the amount of future cash flows from the financial assets held by the Company to the balance sheet date. The Company’s main financial assets are cash and cash equivalents, customers and other receivables, and represent the Company’s maximum exposure to credit risks in connection with its financial assets. The company holds cash in large financial institutions.

The par value of financial assets represents the maximum credit exposure.

The maximum exposure to credit risk at the time of reporting was:

	December 31, 2022	December 31, 2021

Cash	11,934	3,854
Trade accounts receivables	1,295	806
Other accounts receivable	2,166	711
FPA	40,852	-
Contract assets	5,035	6,015
Total	61,282	11,386

a.	Currency risk:

Currency risk is the risk that the value of financial instruments will be affected by changes in exchange rates. Currency risk is created when future commercial transactions and recognized assets and liabilities are denominated in a currency other than the Company’s operating currency. The company is exposed to foreign currency risk resulting from exposures to various currencies, mainly in relation to the New Israeli Shekel, the Euro and the British Pound.

The company's policy is not to execute currency protection transactions.

As of the balance sheet date, the Group’s exposure to currencies as follows:

	December 31, 2022
	NIS	EUR	GBP	USD	Total
Assets:
Cash and cash equivalents	1,281	640	607	9,406	11,934
Trade receivables	-	187	804	304	1,295
Prepaid expenses and other	-	2,149	-	17	2,166
Derivatives FPA	-	-	-	40,852	40,852
Contract Assets	-	-	3,720	1,315	5,035
	1,281	2,976	5,131	51,894	61,282
Liabilities:
Current liabilities:
Current maturities long-term loans	-	-	-	-	-
Trade payables	(614)	(324)	(433)	(89)	(1,460)
Payables and credit balances	(2,644)	(942)	(721)	(3,322)	(7,629)
	(3,258)	(1,266)	(1,154)	(3,411)	(9,089)
Non-current liabilities:
Long term loans from banks	-	-	-	(54,926)	(54,926)
Net balances	(1,977)	1,710	3,977	(6,443)	(2,733)

	December 31, 2021
	NIS	EUR	GBP	USD	Total
Assets:
Cash and cash equivalents	747	19	2,454	634	3,854
Trade receivables	80	77	608	41	806
Other accounts receivable	-	711	-	-	711
Contract Assets	-	-	1,248	4,767	6,015
	827	807	4,310	5,442	11,386
Liabilities:
Current liabilities:
Current maturities long-term loans	(508)	-	-	(5,826)	(6,334)
Trade payables	(518)	(945)	(3,594)	(3,465)	(8,522)
Payables and credit balances	(5,164)	-	(1,032)	(436)	(6,632)
	(6,190)	(945)	(4,626)	(9,727)	(21,488)
Non-current liabilities:
Long term loans from banks	(1,543)	-	-	(5,400)	(6,943)
Net balances	(6,906)	(138)	(316)	(9,685)	(17,045)

b.	Sensitivity analysis:

A 10% strengthening of the dollar against the following currencies would have resulted in an increase (decrease) in the equity and profit and loss in the amounts presented below. This analysis assumes that all other variables, and especially interest rates, remain constant. A 10% weakening of the currency against the relevant currencies will have the same effect in the opposite direction on equity and profit and loss.

	December 31, 2022	December 31, 2021
Linked to NIS	(1,977)	(6,906)
	10%	10%
	(198)	(690)

Linked to EUR	1,711	(138)
	10%	10%
	171	(14)

Linked to GBP	3,977	(316)
	10%	10%
	398	(32)

c.	Liquidity risks:

Liquidity risks arise from the management of the Group’s working capital as well as from the financing expenses and principal repayments of the Group’s debt instruments. Liquidity risk is the risk that the Group will find it difficult to meet obligations related to financial liabilities.

Liquidity risks arise from the management of the Group’s working capital as well as from the financing expenses and principal repayments of the Group’s debt instruments. Liquidity risk is the risk that the Group will find it difficult to meet obligations related to financial liabilities.

The following is an analysis of the contractual maturities of financial liabilities in accordance with nominal values for settlement.

Based on the earliest time the company will be required to pay:

December 31, 2022s	Within 30 days	1-12 Months	1-5 Years	Total
Current maturities long-term loans	-	-	-	-
Liabilities in respect of leases-ST	269	752	-	1,021
Trade payables	251	1,209	-	1,460
Payables to related parties	-	-	-	-
Other Accounts Payable	3,534	4,309	-	7,843
Long term loans from banks, net	-	-	77,543	77,543
Liabilities in respect of leases-LT	-	-	2,280	2,280
Loan from Shareholder	-	-	-	-
Derivatives Liabilities	-	-	20,305	20,305
Total	4,054	6,270	100,128	110,452

December 31, 2021	Within 30 days	1-12 Months	1-5 Years	Total
Current maturities long-term loans	448	5,886	-	6,334
Liabilities in respect of leases-ST	132	857	-	989
Trade payables	-	8,522	-	8,522
Payables to related parties	-	2,149	-	2,149
Other Accounts Payable	-	4,483	-	4,483
Long term loans from banks, net	-	-	6,943	6,943
Liabilities in respect of leases-LT	-	-	2,984	2,984
Loan from Shareholder	-	-	4,533	4,533
Derivatives Liabilities	-	1,392	-	1,392
Total	580	23,289	14,460	38,329

d.	Fair value of financial instruments measured at fair value on a periodic basis

	Level	December 31, 2022	December 31, 2021
Financial Liabilities:
Warrants	3	-	1,392
SPAC Public Warrant	1	286	-
SPAC Private Warrant	2	121	-
Price Adjustment shares	3	19,898	-
Total		20,305	1,392

e.	Classification of financial instruments by fair value hierarchy:

The financial instruments measured in the balance sheet at fair value are classified, according to groups with similar characteristics, into a fair value ranking as follows, determined in accordance with the data source used to determine the fair value:

Level 1: Quoted prices (without adjustments) in an active market of identical assets and liabilities.

Level 2: Non-quoted prices data included in Level 1 which can be viewed directly or indirectly.

Level 3: Data that are not based on viewable market information (assessment techniques without the use of viewable market data).

As mentioned in Note 13, the warrants granted to the bank and to Liquidity are derivative financial liablities and accordingly measured at each balance date at fair value through profit or loss. All warrants balance as of December 31, 2021 were excersised to shares or cash (see note 11)

Warrants

Balance at January 1, 2021	1,118
Issuance of warrants	74
Changes in fair value recognized in finance expenses	200
Balance at December 31, 2021	1,392
Exercise of warrants to shares	(397)
Exercise of warrants to cash (adjustment to other accounts payables)	(800)
Changes in fair value recognized in finance expenses	(195)
Balance at December 31, 2022	-

f.	SPAC warrants:

As part of the Business Combination Agreement (see note 1) the company has issued new warrants: 7.63 million SPAC Private warrants, 10 million SPAC Public Warrants and 1 miliion Pipe warrants (together with the PAS called "Derivatives").

The Company is required to allocate the Warrants transferred between the identifiable assets received and the listing expense in accordance with IFRIC agenda decision from October 2022. The portion of the Warrants in the scope of IAS 32/IFRS 9 would be recognized as a liability on initial recognition and re-measured through P&L until settlement.

The total value of the new warrants was 3,906 (see note 24) and was divided between equity and liability as follow: 3,490 for equity and 416 for liability under derivatives. The value of the warrants derivatives on October 27, 2022 was based on the market price of the closing date of the Business Combination $0.22.

On December 8, 2022 3.364 million SPAC private warrants were chashless exercised into 553,692 shares.

On December 11, 2022 0.935 million PIPE warrants were exercised into 2 million shares with in returen to $1.5 million.

SPAC Warrants
Balance at December 31, 2021	-
Issuance of warrant (SPAC transactions)	416
Changes in fair value recognized in finance expenses	872
Exercise of warrants	(881)
Balance at December 31, 2022	407

The value of the warrants derivatives on December 31, 2022 was based on the market price of $0.28.

g.	Price Adjustment shares:

Immediately following the closing of the SPAC transaction, the Company issued a total of 27,500,000 Price Adjustment Shares ("PAS) with the Company’s founders receiving 27,000,000 Price Adjustment Shares (18,000,000 to Yoav Leibovitch and 9,000,000 to Simona Gat) and the Sponsor receiving 500,000 Price Adjustment Shares. The Price Adjustment Shares vest upon three price adjustment achievement dates: (i) one-third of the Price Adjustment Shares will vest if at any time forty-five (45) days after the date of effectiveness of the applicable registration statement (file no. 333-268510) and within the 10-year period following the closing, the volume weighted average price (“VWAP”) of SatixFy Ordinary Shares is greater than or equal to $12.50 for any seven (7) trading days within a period of 30 consecutive trading days, (ii) one-third of the Price Adjustment Shares will vest if at any time forty-five (45) days after the date of effectiveness of the applicable registration statement (file no. 333-268510) and within the 10-year period following the closing, the VWAP of SatixFy Ordinary Shares is greater than or equal to $14.00 for any seven (7) trading days within a period of 30 consecutive trading days and one-third of the Price Adjustment Shares will vest if at any time forty-five (45) days after the date of effectiveness of the applicable registration statement (file no. 333-268510) and within the 10-year period following the closing, the VWAP of SatixFy Ordinary Shares is greater than or equal to $15.50 for any seven (7) trading days within a period of 30 consecutive trading days.

The share price targets shall be equitably adjusted for stock splits, reverse stock splits, stock dividends, reorganizations, recapitalization, reclassifications, combinations, exchanges of shares and other similar changes or transactions to the SatixFy Ordinary Shares occurring on or after the Closing. In the event of a SatixFy change in control transaction within ten (10) years following the closing of the Business Combination, all of the unvested Price Adjustment Shares not earlier vested will vest immediately prior to the closing of such change in control. If the Price Adjustment Shares do not vest according to the achievement dates in the Business Combination Agreement, or if a change of control has not occurred after the Closing and prior to the date that is ten (10) years following the Closing Date, then any unvested Price Adjustment Shares shall automatically be forfeited back to SatixFy for no consideration.

g.    Price Adjustment shares (cont.):

The Company allocated the price adjustment shares between the identifiable assets received and the listing expense (see also note 26). Following the logic of the tentative agenda decision, the portion in the scope of IAS 32/IFRS 9 would be recognized as a liability on initial recognition and re-measured through P&L until settlement.

The total value of the PAS was $212,675 (see note 24) and was divided between equity and liability as follow: $191,132 for equity and $21,543 for liability under derivatives.

For the purpose of measuring the price of the PAS derivatives on the merger date, a binomial model was used. The inputs used in determining the fair value are: a risk-free interest rate of 3.96%, an expected exercise period of 10.337 years and an expected volatility of approximately 50. The PAS price for October 27, 2022 is based on a valuation of an average of $7.73 per share.

PAS

Balance on December 31, 2021	-
Issuance of PAS (Liability part)	21,543
Changes in fair value recognized in finance expenses	(1,645)
Balance on December 31, 2022	19,898

For the purpose of measuring the fair value of the PAS derivatives on December 31, 2022, a binomial model was used. The inputs used in determining the fair value are: a risk-free interest rate of 3.88%, an expected exercise period of 10.161 years and an expected volatility of approximately 50%. The PAS price for December 31, 2022 is based on a valuation of an average of $7.14 per share.